SENIOR NOTES AND LOANS (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 JPY (¥)	Apr. 30, 2012 USD ($)	Dec. 31, 2011 USD ($)	Nov. 02, 2011 USD ($)	Mar. 02, 2011 USD ($)	Dec. 31, 2012 One Point Five Senior Notes Due 2012 [Member] USD ($)	Dec. 31, 2012 One Point Seven Senior Notes Due 2014 [Member] USD ($)
Long Term Debt By Components Alternative [Abstract]
Credit facilities	$ 0			$ 0
Senior notes	12,152,000,000			9,317,000,000
Loans, mainly from banks	1,976,000,000	100,500,000,000	1,200,000,000	2,062,000,000
Debentures	15,000,000			15,000,000
Total long-term debt	14,143,000,000			11,394,000,000
Current Portion Long Term Debt	(2,431,000,000)			(1,158,000,000)
Notes and Loans, Noncurrent, Total	11,712,000,000			10,236,000,000
Maturities Of Long Term Debt [Abstract]
2014	840,000,000
2015	1,539,000,000
2016	1,486,000,000
2017	792,000,000
2018 and thereafter	7,028,000,000
Total Long Term Debt Maturities Repayments Of Principal	11,685,000,000
Senior Notes Additional Information [Abstract]
Original principal amount of debt instrument					5,000,000,000	750,000,000
Fair Value Of The Interest Rate Swap Transactions Terminated	27,000,000
Debt Instrument [Line Items]
Debt Instrument, Annual Principal Payment							$ 1,000,000,000	$ 1,000,000,000